RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances	The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances (Refer to Note 16: Investments in sales-type leases, direct financing leases and leaseback assets).

(in thousands of $)	2020	2019
Amounts due from:
Frontline Shipping	2,875	2,948
Frontline	3,202	6,708
Seadrill	3,613	51
SFL Linus	—	7,392
SFL Deepwater	—	1,246
SFL Hercules	—	3,423
Golden Ocean	—	627
Other related parties	2	4
Allowance for expected credit losses*	(1,974)	—
Total amount due from related parties	7,718	22,399
Loans to related parties - associated companies, long-term
River Box	45,000	—
SFL Deepwater	—	113,000
SFL Hercules	78,910	80,000
SFL Linus	—	121,000
Total loans to related parties - associated companies, long-term	123,910	314,000
Long-term receivables from related parties
Frontline	—	9,171
Frontline Shipping	—	4,445
Total long-term receivables from related parties	—	13,616
Amounts due to:
Frontline Shipping	836	3,884
Frontline	1,826	47
Golden Ocean	23	—
Other related parties	39	49
Total amount due to related parties	2,724	3,980

*See Note 3: Recently issued accounting standards and Note 26: Allowance for expected credit losses.

Summary of leasing revenues earned from related parties
A summary of leasing revenues and repayments from Frontline Shipping and Golden Ocean is as follows:

(in millions of $)	2020	2019	2018
Golden Ocean:
Operating lease income	52.0	51.1	53.3
Profit share	—	0.8	0.3
Frontline Shipping:
Direct financing lease interest income	1.7	3.8	9.6
Direct financing lease service revenue	6.9	9.9	22.1
Direct financing lease repayments	6.5	7.9	16.8
Profit share	18.6	4.8	1.5

Schedule of related party transactions
In addition to leasing revenues and repayments, the Company incurred fees with related parties. The Company operates the Suezmax tankers Glorycrown and Everbright in the spot market and pays Frontline and its subsidiaries a management fee of 1.25% of chartering revenues. The Company paid fees to Frontline Management for administrative services, including corporate services, and fees to Seatankers for the provision of advisory and support services. The Company also paid fees to Seatankers Management Norway AS for the provision of office facilities in Oslo, fees to Frontline Corporate Services Ltd for the provision of office facilities in London and Golden Ocean for administrative services.

	Year ended
(in thousands of $)	December 31, 2020	December 31, 2019	December 31, 2018
Frontline:
Vessel Management Fees	8,893	11,758	24,033
Commissions and Brokerage	364	291	287
Administration Services Fees	82	201	323
Golden Ocean:
Vessel Management Fees	20,496	20,440	20,440
Operating Management Fees	887	894	793
Administration Services Fees	70	30	—
Seatankers:
Administration Services Fees	520	739	290
Office Facilities:
Seatankers Management Norway AS	94	104	108
Frontline Management AS	186	198	185
Frontline Corporate Services Ltd.	226	212	166
The Company received the following interest income and loan repayments on the loan notes:

	Year ended
(in thousands of $)	December 31, 2020	December 31, 2019	December 31, 2018
Interest income
Frontline Shipping	82	734	537
Frontline	97	908	340
(in millions of $)
Loan repayments
Frontline Shipping*	8.9	—	—
Frontline	11.0	1.7	0.5
* Non amortizing loan note so there was no repayment received in 2019 and 2018.
Dividends and interest income received from shares held in and secured notes issued by related parties:

	Year ended
(in thousands of $)	December 31, 2020	December 31, 2019	December 31, 2018
Dividends received
ADS Maritime Holding	2,930	261	—
Frontline	3,100	340	—
Golden Close	—	1,989	—
Interest income received
NorAm Drilling	420	459	506
Golden Close	—	—	242

Related party loans, associated companies	A summary of loans entered into with River Box and SFL Hercules are as follows:

(in millions of $)	River Box	SFL Hercules
Loans granted	45	145
Loans outstanding at December 31, 2020	45	79

Interest income on related party loan notes
Interest income received on these loans is as follows:

	Year ended
(in millions of $)	December 31, 2020	December 31, 2019	December 31, 2018
River Box	0.0	0.0	0.0
SFL Deepwater*	3.8	5.1	5.1
SFL Hercules	3.6	3.6	3.6
SFL Linus*	4.5	5.4	5.4
*Interest income for the year ended December 31, 2020 is up until October 2020, while these entities were classified as associated companies.